Retirement Benefits (Plan Target and Actual Asset Allocation) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity Securities [Member] | Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Target Mix:	57.00%	65.00%
Actual Mix:	58.00%	64.00%
Equity Securities [Member] | All Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Target Mix:	55.00%	64.00%
Actual Mix:	55.00%	64.00%
Fixed Income Securities [Member] | Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Target Mix:	42.00%	34.00%
Actual Mix:	40.00%	32.00%
Fixed Income Securities [Member] | All Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Target Mix:	43.00%	35.00%
Actual Mix:	42.00%	34.00%
Cash and other investments [Member] | Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Target Mix:	1.00%	1.00%
Actual Mix:	2.00%	4.00%
Cash and other investments [Member] | All Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Target Mix:	2.00%	1.00%
Actual Mix:	3.00%	2.00%